Income Taxes (Schedule of Reconciliation of Income Taxes) (Details) (USD $)	6 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Income Taxes [Abstract]
Federal income taxes at 34%	$ (639,000)	$ (226,000)
State income tax, net of federal benefit	(112,000)	(40,000)
Tax effect on non-deductible expenses and credits
Increase in valuation allowance	751,000	266,000
Income tax expense